Note 21 (Detail) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011
Loans Held for Sale, Mortgages, Unpaid Principal	$ 87,400,000		$ 87,400,000		$ 70,400,000
Impairment of Real Estate	200,000	5,100,000	5,400,000	28,200,000
Loan Applications in Process	389,800,000		389,800,000
Number of Days in Commitment	60 years		60 years
Other Commitment	20,500,000		20,500,000
Interest Rate Committed [Member]
Interest Rate Committed Loan Applications	50,600,000		50,600,000
Senior Secured Notes [Member]
Notes Payable, Fair Value Disclosure	966,700,000		966,700,000		653,500,000
Senior Notes [Member]
Notes Payable, Fair Value Disclosure	396,400,000		396,400,000		359,000,000
Senior Subordinated Notes [Member]
Notes Payable, Fair Value Disclosure	$ 3,900,000		$ 3,900,000		$ 4,400,000